PENSION AND POST-RETIREMENT BENEFIT PLANS - Changes in Benefit Obligation and Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
International
Change in plan assets
Fair value of plan assets, beginning of year	$ 488,701
Fair value of plan assets, end of year	419,963	$ 488,701
Pension
Change in plan assets
Transfer to QRP	(16,000)
Pension | United States
Change in benefit obligation
Benefit obligation, beginning of year	56,722	72,988
Service cost	202	211	$ 3,562
Interest cost	1,816	3,140	4,372
Net actuarial gain	(7,357)	(49)
Benefits paid (including lump sums)	(496)	(19,568)
Settlements	(46,856)	0
Curtailment gain	(399)	0
Foreign currency exchange rate impact	0	0
Benefit obligation, end of year	3,632	56,722	72,988
Change in plan assets
Fair value of plan assets, beginning of year	62,008	78,199
Actual return on plan assets	823	2,765
Employer contributions	489	612
Benefits paid (including lump sums)	(496)	(19,568)
Settlements	(46,856)	0
Transfer to QRP	(15,968)	0
Foreign currency exchange rate impact	0	0
Fair value of plan assets, end of year	0	62,008	78,199
(Under) over funded status, end of year	(3,632)	5,286
Pension | International
Change in benefit obligation
Benefit obligation, beginning of year	488,269	467,829
Service cost	0	0	0
Interest cost	19,288	19,610	15,014
Net actuarial gain	(62,955)	(6,420)
Benefits paid (including lump sums)	(18,822)	(17,796)
Settlements	0	0
Curtailment gain	0	0
Foreign currency exchange rate impact	(5,154)	25,046
Benefit obligation, end of year	420,626	488,269	467,829
Change in plan assets
Fair value of plan assets, beginning of year	488,701	467,891
Actual return on plan assets	(45,117)	13,728
Employer contributions	172	163
Benefits paid (including lump sums)	(18,822)	(17,796)
Settlements	0	0
Transfer to QRP	0	0
Foreign currency exchange rate impact	(4,971)	24,715
Fair value of plan assets, end of year	419,963	488,701	467,891
(Under) over funded status, end of year	(663)	432
Post-Retirement | United States
Change in benefit obligation
Benefit obligation, beginning of year	4,248	4,473
Service cost	1	4	7
Interest cost	206	231	262
Net actuarial gain	(370)	(496)
Benefits paid (including lump sums)	(43)	36
Settlements	0	0
Curtailment gain	0	0
Foreign currency exchange rate impact	0	0
Benefit obligation, end of year	4,042	4,248	4,473
Change in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefits paid (including lump sums)	0	0
Settlements	0	0
Transfer to QRP	0	0
Foreign currency exchange rate impact	0	0
Fair value of plan assets, end of year	0	0	$ 0
(Under) over funded status, end of year	$ (4,042)	$ (4,248)